GOING CONCERN (Details) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended	13 Months Ended	22 Months Ended
	May 31, 2011	Feb. 28, 2013	Feb. 28, 2012	Feb. 28, 2013	Feb. 28, 2012	May 31, 2012	May 31, 2012	Feb. 28, 2013
GOING CONCERN [Abstract]
Net Loss	$ (3,600)	$ (1,656)	$ (2,511)	$ (5,581)	$ (5,214)	$ (10,484)	$ (14,084)	$ (19,665)